DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS
DEPOSITS

NOTE 15 – DEPOSITS

            The Bank does not have any foreign offices and all deposits are serviced in its 16 domestic offices.  Maturities of time deposits of $100 or more at December 31, 2013 and 2012 are as follows:

	2013	2012

Under 3 months	$ 31,514	$ 28,504
3 to 12 months	$ 63,429	64,639
Over 12 months	$ 27,834	27,018

Total	$ 122,777	$ 120,161

The following table presents maturities of interest-bearing time deposits as of December 31, 2013:

2014	$ 185,687
2015	$ 25,422
2016	$ 14,712
2017	$ 7,120
2018	$ 5,893
Thereafter	$ -
Total	$ 238,834